Summary of significant accounting policies - Loans receivable, net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Summary of significant accounting policies
Credit losses recovered	$ 0	$ (65,507)	$ 0
Provisions for credit losses	$ 0	$ 0	$ 275,500